UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

HIGH YIELD DEFINED OPPORTUNITY FUND INC. (HYI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed-income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.

The Fund has a limited term and as a fundamental policy intends to liquidate and distribute substantially all of its net assets to stockholders after making appropriate provisions for any liabilities of the Fund on or about September 30, 2025.

II	Western Asset High Yield Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Defined Opportunity Fund Inc. for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2021

Western Asset High Yield Defined Opportunity Fund Inc.	III

Performance review

For the six months ended November 30, 2021, Western Asset High Yield Defined Opportunity Fund Inc. returned -0.01% based on its net asset value (“NAV”)i and 2.55% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index B Componentii and the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index Caa Componentiii, returned 0.47% and 0.91%, respectively, over the same time frame. The Lipper High Yield Closed-End Funds Category Averageiv returned 1.52% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.57 per share. As of November 30, 2021, the Fund estimates that 85% of the distributions were sourced from net investment income and 15% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2021. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2021 (unaudited)
Price Per Share	6-Month Total Return**
$ 15.33 (NAV)	-0.01	%†
$ 15.31 (Market Price)	2.55	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset High Yield Defined Opportunity Fund Inc.

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “HYI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHYIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset High Yield Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2021

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in lower-rated high-yield bonds, commonly known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic, or regulatory structure of specific countries or regions. These risks are greater in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less

Western Asset High Yield Defined Opportunity Fund Inc.	V

developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The Fund may also invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index B Component is an index of the 2% Issuer Cap component of the broader Bloomberg U.S. Corporate High Yield Index and is comprised of B-rated securities included in this index.

iii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index Caa Component is an index of the 2% Issuer Cap component of the broader Bloomberg U.S. Corporate High Yield Index and is comprised of Caa-rated securities included in this index.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 10 funds in the Fund’s Lipper category.

VI	Western Asset High Yield Defined Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.7%
Communication Services — 15.7%
Diversified Telecommunication Services — 3.4%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	2,740,000	$2,565,215	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,190,000	3,436,970	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,700,000	1,815,116	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	860,000	831,577	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	1,640,000	1,690,840	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,559,774	(a)
Total Diversified Telecommunication Services				11,899,492
Entertainment — 1.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	1,057,231	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	802,955
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,173,850
Total Entertainment				4,034,036
Media — 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,271,223	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,353,090	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	100,000	100,970	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	2,110,000	2,171,601	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,070,000	1,090,731	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	5,812,901
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	7,964,762
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,400,000	1,382,087	(a)

See Notes to Financial Statements.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,060,000	$1,138,551	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	553,808	(a)
Total Media				24,839,724
Wireless Telecommunication Services — 4.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,127,372	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	846,896	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,300,654
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	192,377
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,476,111
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	626,725
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	813,896	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	529,032	(a)
Total Wireless Telecommunication Services				13,913,063
Total Communication Services				54,686,315
Consumer Discretionary — 17.5%
Auto Components — 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,789,337	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000	604,887	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,980,000	2,056,725
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	660,000	627,277
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000	1,538,550	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,346,904	(a)
Total Auto Components				9,963,680
Automobiles — 1.8%
Ford Motor Co., Senior Notes	8.500%	4/21/23	650,000	716,632
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000	2,821,120
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	204,510
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000	509,025

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — continued
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		$761,437	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,375,175	(a)
Total Automobiles					6,387,899
Diversified Consumer Services — 1.4%
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		810,439	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000		854,700	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,235,645
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,060,000		2,125,116	(a)
Total Diversified Consumer Services					5,025,900
Hotels, Restaurants & Leisure — 10.0%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,647,862	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	470,000		482,925	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,910,000		1,859,862	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,670,000		2,296,227	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,605,311	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	500,000		503,150	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		655,814	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,614,000		1,909,604	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	808,000		926,639	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	830,000		809,067	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,920,000	GBP	2,407,579	(b)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		1,063,750	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		817,836	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,230,000		3,004,352	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,120,000		2,072,576	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,750,485	(a)

See Notes to Financial Statements.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	750,000		$720,821	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,450,000	GBP	3,221,721	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,300,000		1,218,783	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	2,540,000		2,357,437	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	950,000		876,214	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		529,602	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,523,306	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	330,000		348,201	(a)
Total Hotels, Restaurants & Leisure					34,609,124
Specialty Retail — 1.4%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,290,000		1,283,131	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		513,496	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,180,000		1,192,024	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		535,445	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,367,101
Total Specialty Retail					4,891,197
Total Consumer Discretionary					60,877,800
Consumer Staples — 1.5%
Beverages — 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,080,000		1,050,678	(a)
Food Products — 0.9%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		510,073
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,486,348	(a)
Total Food Products					2,996,421
Household Products — 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000		932,993
Tobacco — 0.0%††
Vector Group Ltd., Senior Notes	10.500%	11/1/26	170,000		175,268	(a)
Total Consumer Staples					5,155,360

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 15.9%
Oil, Gas & Consumable Fuels — 15.9%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	$825,706
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	861,917	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000	790,958	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000	187,857
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	140,187
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	611,020
Ecopetrol SA, Senior Notes	6.875%	4/29/30	350,000	389,034
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,401,060
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	310,000	317,750	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,150,000	2,016,958	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,590,000	1,623,788	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,990,000	2,038,755	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	370,000	394,013	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	330,000	357,161	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,590,000	1,659,594
EQT Corp., Senior Notes	5.000%	1/15/29	870,000	954,260
EQT Corp., Senior Notes	7.500%	2/1/30	150,000	189,526
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,144,276
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	788,557	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	1,127,880	(a)

See Notes to Financial Statements.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	$788,941	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,400,000	1,441,335	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	462,970
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	692,829
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	570,635
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	471,372
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	641,258
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	390,000	364,650	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,151,050
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000	2,490,719
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000	2,059,824
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,821,525
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000	609,369
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	429,450
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,420,000	3,678,672
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	485,553	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	633,632	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	659,493	(a)
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	550,000	555,211	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	596,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000	133,108

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000		$1,804,165	(a)
Vesta Energy Corp.	10.000%	10/15/25	820,000	CAD	616,228
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	180,000		194,004
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000		626,362
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	3,840,000		4,393,478
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		569,694
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		450,581
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		2,118,383
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000		2,752,625	(a)
Total Energy					55,083,835
Financials — 9.8%
Banks — 6.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	800,000		869,200	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	476,000		503,466
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000		986,962	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,760,000		2,816,994	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000		918,277	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000		788,803	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000		4,132,688	(c)(d)

See Notes to Financial Statements.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	$1,570,024	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	300,000	318,750	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	925,596	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	308,850	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	767,987	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,767,689	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,673,170	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,072,548	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,432,669	(a)(d)
Total Banks				22,853,673
Capital Markets — 1.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	700,000	766,500	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	3,051,878	(a)(c)(d)
Total Capital Markets				3,818,378

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Finance — 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000		$617,913
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		757,813
Total Consumer Finance					1,375,726
Diversified Financial Services — 1.6%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000		556,767	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,096,619		3,979,722	(a)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	690,000		683,100	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		321,139
Total Diversified Financial Services					5,540,728
Thrifts & Mortgage Finance — 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		453,980	(a)
Total Financials					34,042,485
Health Care — 7.1%
Health Care Providers & Services — 2.3%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000		2,008,886	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,480,380
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	480,000		499,601	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,350,000		1,453,964
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		551,372	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		1,037,400	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000		589,411	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		471,355	(a)
Total Health Care Providers & Services					8,092,369
Pharmaceuticals — 4.8%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		216,413	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,684,000		2,714,410	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000		1,463,259	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	810,000	GBP	1,061,392	(a)

See Notes to Financial Statements.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	$1,493,875	(a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,060,000	1,040,565	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000	1,836,762
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,480,000	4,490,819
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000	1,813,080
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	496,880
Total Pharmaceuticals				16,627,455
Total Health Care				24,719,824
Industrials — 8.4%
Aerospace & Defense — 0.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,413,820	(a)
Airlines — 5.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	850,000	888,250	(a)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,400,000	1,401,814
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,292,393
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	463,779
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	428,369
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,701,809	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,443,535	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,911,660	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,480,000	3,524,196
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,301,325
Total Airlines				18,357,130
Building Products — 0.2%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	820,000	788,668	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.8%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,130,000	$2,197,084
CoreCivic Inc., Senior Notes	4.750%	10/15/27	570,000	516,600
Total Commercial Services & Supplies				2,713,684
Construction & Engineering — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	690,000	717,058	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	666,894	(a)
Total Construction & Engineering				1,383,952
Machinery — 0.5%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	1,000,000	927,320
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	940,000	967,307
Total Machinery				1,894,627
Trading Companies & Distributors — 0.8%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	750,000	767,872	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	530,000	507,184	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	655,000	681,315
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	639,774
Total Trading Companies & Distributors				2,596,145
Total Industrials				29,148,026
Information Technology — 3.0%
Communications Equipment — 1.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000	4,192,137	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	58,045	(a)
Total Communications Equipment				4,250,182
IT Services — 0.3%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	822,987	(a)
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,059,755	(a)
Software — 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,440,192	0	*(a)(e)(f)(g)(h)(i)

See Notes to Financial Statements.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	$753,836
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,516,703
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	228,312
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	683,313	(a)
Total Technology Hardware, Storage & Peripherals				4,182,164
Total Information Technology				10,315,088
Materials — 5.4%
Chemicals — 0.1%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	500,381	520,794	(a)(e)
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,495,000	3,580,750	(a)(e)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	455,309
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	816,874	(a)
Total Containers & Packaging				4,852,933
Metals & Mining — 3.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,758,983
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,270,000	3,335,449	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	311,156	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	310,000
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	391,468
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	410,000	439,286
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	333,801
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,382,511
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	335,302
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,879,540
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	987,859
Total Metals & Mining				13,465,355
Total Materials				18,839,082

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	690,000	$746,721
GEO Group Inc., Senior Notes	5.875%	10/15/24	900,000	812,070
GEO Group Inc., Senior Notes	6.000%	4/15/26	750,000	646,808
Total Equity Real Estate Investment Trusts (REITs)				2,205,599
Real Estate Management & Development — 0.2%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	52,750	(b)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	106,000	(b)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	200,000	158,250	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	67,250	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	300,000	100,500	(b)
Total Real Estate Management & Development				484,750
Total Real Estate				2,690,349
Utilities — 1.6%
Electric Utilities — 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,688,286
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,200,000	1,155,594	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	910,000	785,353	(a)
Total Electric Utilities				3,629,233
Gas Utilities — 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000	1,983,307
Total Utilities				5,612,540
Total Corporate Bonds & Notes (Cost — $271,199,949)				301,170,704
Sovereign Bonds — 5.3%
Argentina — 0.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491	54,820

See Notes to Financial Statements.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000		$267,050	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	4,465,000		2,965,876	(a)
Total Argentina					3,287,746
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	500,000		475,505	(a)
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	599,000		332,451	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	173,000		143,376	(a)
Total Ecuador					475,827
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		810,275	(a)
Indonesia — 0.7%
Indonesia Treasury Bond	7.000%	5/15/22	31,811,000,000	IDR	2,257,720
Mexico — 1.4%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	844,612
Mexican Bonos, Senior Notes	7.750%	11/23/34	83,620,000	MXN	3,925,197
Total Mexico					4,769,809
Russia — 1.9%
Russian Federal Bond — OFZ	7.000%	1/25/23	58,120,000	RUB	772,150
Russian Federal Bond — OFZ	7.750%	9/16/26	183,580,000	RUB	2,415,261
Russian Federal Bond — OFZ	8.150%	2/3/27	90,000,000	RUB	1,204,115
Russian Federal Bond — OFZ	6.900%	5/23/29	161,930,000	RUB	2,025,930
Total Russia					6,417,456
Total Sovereign Bonds (Cost — $19,763,641)					18,494,338
Senior Loans — 2.2%
Communication Services — 1.0%
Media — 1.0%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	3,380,000		3,378,462	(d)(j)(k)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.6%
Airlines — 0.6%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	960,000	$1,011,801	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,140,000	1,194,686	(d)(j)(k)
Total Industrials				2,206,487
Information Technology — 0.3%
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2021 Extended Term loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	1,174,180	1,084,226	(d)(j)(k)
Materials — 0.3%
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	835,642	839,896	(e)(g)(h)(j)(k)
Total Senior Loans (Cost — $7,339,330)				7,509,071
Convertible Bonds & Notes — 1.2%
Communication Services — 0.9%
Media — 0.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,340,000	3,087,002
Industrials — 0.3%
Airlines — 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,290,000	1,145,520
Total Convertible Bonds & Notes (Cost — $4,105,229)				4,232,522

			Shares
Convertible Preferred Stocks — 0.3%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Targa Resources Corp., Non Voting Shares (Cost — $913,500)	9.500%		870	943,143

See Notes to Financial Statements.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $487,671)	0.375%	1/31/26	500,000	$485,508

		Expiration Date	Warrants
Warrants — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $14,234)		5/28/28	14,866	9,516	*

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)			46,103	5,379	*(g)(h)
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	0	*(g)(h)(i)
Total Common Stocks (Cost — $1,565,879)				5,379
Total Investments before Short-Term Investments (Cost — $305,389,433)				332,850,181

	Rate
Short-Term Investments — 3.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $12,000,346)	0.010%		12,000,346	12,000,346	(l)
Total Investments — 99.3% (Cost — $317,389,779)				344,850,527
Other Assets in Excess of Liabilities — 0.7%				2,570,361
Total Net Assets — 100.0%				$347,420,888

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset High Yield Defined Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash and/or additional securities.

(f)	The coupon payment on this security is currently in default as of November 30, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $12,000,346 and the cost was $12,000,346 (Note 7).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

See Notes to Financial Statements.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unreaized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	168	3/22	$21,767,019	$21,976,500	$(209,481)

At November 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	82,963	USD	96,059	BNP Paribas SA	1/18/22	$(1,798)
GBP	1,306,011	USD	1,779,038	Goldman Sachs Group Inc.	1/18/22	(40,617)
GBP	1,318,967	USD	1,783,481	Goldman Sachs Group Inc.	1/18/22	(27,814)
MXN	1,187,601	USD	56,416	Goldman Sachs Group Inc.	1/18/22	(1,562)
USD	323,692	CAD	406,679	Goldman Sachs Group Inc.	1/18/22	5,186
USD	3,016,310	GBP	2,200,000	Goldman Sachs Group Inc.	1/18/22	87,908
USD	6,764,194	GBP	4,956,754	Goldman Sachs Group Inc.	1/18/22	166,299
Total						$187,602

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $305,389,433)	$332,850,181
Investments in affiliated securities, at value (Cost — $12,000,346)	12,000,346
Foreign currency, at value (Cost — $532,157)	511,829
Interest receivable	5,004,625
Receivable for securities sold	1,009,400
Deposits with brokers for open futures contracts	288,003
Unrealized appreciation on forward foreign currency contracts	259,393
Prepaid expenses	1,498
Total Assets	351,925,275

Liabilities:
Distributions payable	2,141,136
Payable for securities purchased	1,876,266
Investment management fee payable	231,962
Payable to broker — net variation margin on open futures contracts	89,250
Unrealized depreciation on forward foreign currency contracts	71,791
Directors’ fees payable	11,313
Accrued expenses	82,669
Total Liabilities	4,504,387
Total Net Assets	$347,420,888

Net Assets:
Par value ($0.001 par value; 22,657,524 shares issued and outstanding; 100,000,000 common shares authorized)	$22,658
Paid-in capital in excess of par value	423,366,530
Total distributable earnings (loss)	(75,968,300)
Total Net Assets	$347,420,888

Shares Outstanding	22,657,524

Net Asset Value	$15.33

See Notes to Financial Statements.

20	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest	$12,663,227
Dividends from unaffiliated investments	66,509
Dividends from affiliated investments	249
Less: Foreign taxes withheld	(109,619)
Total Investment Income	12,620,366

Expenses:
Investment management fee (Note 2)	1,439,961
Directors’ fees	58,727
Transfer agent fees	52,994
Legal fees	30,521
Audit and tax fees	26,004
Fund accounting fees	21,812
Stock exchange listing fees	6,267
Shareholder reports	5,888
Custody fees	4,270
Insurance	2,934
Miscellaneous expenses	3,505
Total Expenses	1,652,883
Less: Fee waivers and/or expense reimbursements (Note 2)	(213)
Net Expenses	1,652,670
Net Investment Income	10,967,696

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,491,570
Futures contracts	427,632
Forward foreign currency contracts	(33,629)
Foreign currency transactions	2,809
Net Realized Gain	2,888,382
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(13,728,766)
Futures contracts	(209,481)
Forward foreign currency contracts	313,462
Foreign currencies	(46,060)
Change in Net Unrealized Appreciation (Depreciation)	(13,670,845)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(10,782,463)
Increase in Net Assets From Operations	$185,233

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$10,967,696	$22,367,113
Net realized gain (loss)	2,888,382	(3,936,753)
Change in net unrealized appreciation (depreciation)	(13,670,845)	33,051,274
Increase in Net Assets From Operations	185,233	51,481,634

Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,844,228)	(21,422,628)
Return of capital	—	(4,264,110)
Decrease in Net Assets From Distributions to Shareholders	(12,844,228)	(25,686,738)

Fund Share Transactions:
Reinvestment of distributions (6,080 and 0 shares issued, respectively)	95,573	—
Increase in Net Assets From Fund Share Transactions	95,573	—
Increase (Decrease) in Net Assets	(12,563,422)	25,794,896

Net Assets:
Beginning of period	359,984,310	334,189,414
End of period	$347,420,888	$359,984,310

See Notes to Financial Statements.

22	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	2021[1,2]		2021[1]	2020[1]	2019[1]	2018[1]	2017[1,3]		2016[1,4]

Net asset value, beginning of period	$15.89		$14.75	$16.04	$16.18	$16.93	$16.46		$16.96

Income (loss) from operations:
Net investment income	0.48		0.99	1.13	1.14	1.10	0.88		1.28
Net realized and unrealized gain (loss)	(0.47)		1.28	(1.32)	(0.22)	(0.73)	0.53		(0.46)
Total income (loss) from operations	0.01		2.27	(0.19)	0.92	0.37	1.41		0.82

Less distributions from:
Net investment income	(0.57)	[5]	(0.94)	(1.02)	(1.06)	(1.12)	(0.94)		(1.32)
Return of capital	—		(0.19)	(0.08)	—	—	—		—
Total distributions	(0.57)		(1.13)	(1.10)	(1.06)	(1.12)	(0.94)		(1.32)
Anti-dilutive impact of repurchase plan	—		—	0.00 [6,7]	0.00 [6,7]	—	—		—

Net asset value, end of period	$15.33		$15.89	$14.75	$16.04	$16.18	$16.93		$16.46

Market price, end of period	$15.31		$15.48	$14.15	$14.46	$14.55	$15.44		$15.32
Total return, based on NAV[8,9]	(0.01)%		15.83%	(1.28)%	5.95%	2.20%	8.82%		5.53%
Total return, based on Market Price[10]	2.55%		17.99%	5.48%	6.97%	1.45%	7.15%		16.17%

Net assets, end of period (millions)	$347		$360	$334	$365	$369	$386		$375

Ratios to average net assets:
Gross expenses	0.92	% [11]	0.93%	0.91%	0.90%	0.92%	0.91	% [11]	0.91%
Net expenses[12]	0.92	[11,13]	0.93 [13]	0.89 [13]	0.88 [13]	0.92	0.91	[11]	0.91
Net investment income	6.09	[11]	6.31	7.15	7.10	6.58	7.06	[11]	8.11

Portfolio turnover rate	17%		48%	64%	89%	88%	62%		70%

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	23

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	For the period September 1, 2016 through May 31, 2017.

[4]	For the year ended August 31.

[5]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[6]	Amount represents less than $0.005 per share.

[7]

The repurchase plan was completed at an average repurchase price of $11.07 for 98,024 shares and $1,040,253 for the year ended May 31, 2020 and $13.14 for 33,902 shares and $445,351 for the year ended May 31, 2019.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[10]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$10,315,088	$0	*	$10,315,088
Other Corporate Bonds & Notes	—	290,855,616	—		290,855,616
Sovereign Bonds	—	18,494,338	—		18,494,338
Senior Loans:
Materials	—	—	839,896		839,896
Other Senior Loans	—	6,669,175	—		6,669,175
Convertible Bonds & Notes	—	4,232,522	—		4,232,522
Convertible Preferred Stocks	—	943,143	—		943,143
U.S. Government & Agency Obligations	—	485,508	—		485,508
Warrants	$9,516	—	—		9,516
Common Stocks:
Energy	—	—	5,379		5,379
Materials	—	—	0	*	0	*
Total Long-Term Investments	9,516	331,995,390	845,275		332,850,181
Short-Term Investments†	12,000,346	—	—		12,000,346
Total Investments	$12,009,862	$331,995,390	$845,275		$344,850,527
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$259,393	—		$259,393
Total	$12,009,862	$332,254,783	$845,275		$345,109,920

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$209,481	—	—	$209,481
Forward Foreign Currency Contracts††	—	$71,791	—	71,791
Total	$209,481	$71,791	—	$281,272

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an

28	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

30	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $71,791. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year’s distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) serve as additional subadvisers to the Fund, under additional subadvisory agreements with Western Asset. LMPFA,

32	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $213, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$59,191,410	$487,324
Sales	75,587,611	—

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$317,389,779	$34,151,201	$(6,690,453)	$27,460,748
Futures contracts	—	—	(209,481)	(209,481)
Forward foreign currency contracts	—	259,393	(71,791)	187,602

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2021.

ASSET DERIVATIVES[1]
			Foreign Exchange Risk
Forward foreign currency contracts			$259,393

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$209,481	—	$209,481
Forward foreign currency contracts	—	$71,791	71,791
Total	$209,481	$71,791	$281,272

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

34	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$427,632	—	$427,632
Forward foreign currency contracts	—	$(33,629)	(33,629)
Total	$427,632	$(33,629)	$394,003

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(209,481)	—	$(209,481)
Forward foreign currency contracts	—	$313,462	313,462
Total	$(209,481)	$313,462	$103,981

During the six months ended November 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$15,864,750
Forward foreign currency contracts (to buy)	1,226,993
Forward foreign currency contracts (to sell)	6,061,084

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	—	$(1,798)	$(1,798)	—	$(1,798)
Goldman Sachs Group Inc.	$259,393	(69,993)	189,400	—	189,400
Total	$259,393	$(71,791)	$187,602	—	$187,602

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

5. Distributions subsequent to November 30, 2021

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/22/2021	12/1/2021	$0.0945
12/23/2021	12/31/2021	$0.0945
1/24/2022	2/1/2022	$0.0945
2/18/2022	3/1/2022	$0.0945

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2021, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through November 30, 2021, the Fund repurchased 131,926 shares or 0.58% of its common shares outstanding for a total amount of $1,485,604.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such company for the six months ended November 30, 2021.

	Affiliate Value at May 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,285,530	$50,438,110	50,438,110	$39,723,294	39,723,294

36	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$249	—	$12,000,346

8. Deferred capital losses

As of May 31, 2021, the Fund had deferred capital losses of $99,253,957, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

38	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Yield Defined Opportunity Fund Inc. was held on October 22, 2021 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	For	Withheld	Abstain
Carol L. Colman	18,653,376	641,092	245,516
Daniel P. Cronin	19,025,690	261,252	253,042
Paolo M. Cucchi	18,438,778	811,912	289,294

At November 30, 2021, in addition to Carol L. Colman, Daniel P. Cronin and Paolo M. Cucchi, the other Directors of the Fund were as follows:

Robert D. Agdern

William R. Hutchinson

Nisha Kumar

Eileen A. Kamerick

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2022.

For	Against	Abstain	Broker Non-Votes
19,230,058	84,287	225,639	0

Western Asset High Yield Defined Opportunity Fund Inc.	39

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

40	Western Asset High Yield Defined Opportunity Fund Inc.

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Yield Defined Opportunity Fund Inc.	41

Western Asset

High Yield Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

HYI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Yield Defined Opportunity Fund Inc.

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Yield Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX013399 1/22 SR21-4322

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2022